Accounting Policies - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019	Jan. 01, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase in cash at bank and in hand and overdraft		£ 7,795.4		£ 9,334.3		£ 8,336.7
Gain loss recognised in revaluation and retranslation on financial instruments		(301.1)		8.9		245.7
Retained earnings	[1],[2]	5,303.4		9,080.3		8,689.9
Other reserves	[1],[2]	532.3		1,043.9		(169.9)
Payments due to vendors (earnout agreements)	[2]	65.2		167.8		143.4
Goodwill		8,096.3	[3]	£ 13,181.7	[1],[2]	10,110.6 [3]
goodwill impairment charge	[3]	£ 2,484.7				£ 47.7
Diluted earnings (loss) per share	[3]	£ (2.364)		£ 0.263		£ 0.679
Basic earnings (loss) per share	[3]	£ (2.364)		£ 0.265		£ 0.685
Liabilities in respect of put options [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities		£ 0.6		£ 4.9		£ 10.8
goodwill impairment charge		£ 36.1		£ 0.0		£ 0.0
Diluted earnings (loss) per share		£ 0.214		£ 0.015		£ 0.186
Basic earnings (loss) per share		£ 0.214		£ 0.015		£ 0.186
Payments Due To Vendors [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Gain loss recognised in revaluation and retranslation on financial instruments		£ 3.1		£ 5.3		£ 2.7
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings							£ 73.8
Liabilities in respect of put options		22.1		39.2		22.3
Payments due to vendors (earnout agreements)		13.3		19.5		10.1
Goodwill		23.9		70.4		60.1
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings							£ 517.4
Other reserves		£ 60.2		£ 51.9		£ 59.6

[1]	Figures have been restated to be in accordance with IAS 32 Financial Instruments: Presentation, as described in the accounting policies.
[2]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[3]	Figures have been restated as described in the accounting policies.